Adoption of IFRS 15 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Adoption of new standards
Software Licenses And Support Revenue	€ 15,628	€ 15,780	€ 15,431
Revenue.	24,708	23,461	22,062
Operating expense	19,005	18,584	16,928
Operating profit	5,703	4,877	€ 5,135
Other non-current non-financial assets	1,301	687
Other current non-financial assets	889	725
Trade and other receivables.	6,480	6,017
Contract liabilities	3,100			€ 3,500
Intangible assets other than goodwill	3,227	€ 2,967
Adoption of IFRS 15
Adoption of new standards
Software Licenses And Support Revenue	170
Revenue.	158
Operating expense	239
Operating profit	399
Other non-current non-financial assets	336			132
Other current non-financial assets	64			26
Trade and other receivables.	132			560
Contract liabilities	188			650
Provisions	4			25
Intangible assets other than goodwill	€ 37			€ 14